SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of the activity of share options

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Share	Price Per	Contractual	Intrinsic
	Options	Share	Term (years)	Value
Outstanding as of December 31, 2021	738,037	$8.40	5.1	$2,231,293

Granted	151,666	7.20	—	—
Forfeited	(55,013)	18.59	—	—
Outstanding as of June 30, 2022	834,691	7.64	5.7	471,532
Vested and exercisable as of June 30, 2022	629,886	$7.25	4.5	$597,539

			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual	Aggregate
	Share	Price Per	Term	Intrinsic
	Options	Share	(years)	Value
Outstanding as of January 1, 2020	638,729	$7.80	5.7	$2,855,797
Granted	9,166	11.40
Forfeited	(1,700)	16.80
Outstanding as of December 31, 2020	646,195	7.80	4.8	$1,155,145
Granted	197,291	12.00
Forfeited	(104,166)	14.40
Expired	(1,283)	18.00
Outstanding as of December 31, 2021	738,037	8.40	5.1	$2,231,293
Vested and exercisable as of December 31, 2021	642,238	$7.80	4.4	$2,220,043

Summary of fair value of share options granted estimated using Black Scholes with the assumptions

	Six Months Ended
	June 30,
	2022		2021
Weighted average fair value of Common Shares	C$	6.35	C$	14.40
Expected volatility		98.8%		90.0%
Risk-free interest rate		2.59%		0.71%
Expected dividend yield		0%		0%
Expected term (years)		6.0		2.8

	Year Ended
	December 31,
	2021		2020
Weighted average fair value of common shares	C$	6.00	C$	8.40
Expected volatility		92%		105.0%
Risk-free interest rate		0.95%		0.90%
Expected dividend yield		—%		—%
Expected term (years)		4.5		5.5

Summary of total share-based compensation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Research and development	$38,473	$73,865	$100,579	$105,178
General and administrative	78,470	52,399	139,698	102,673
Total share-based compensation expense	$116,943	$126,264	$240,277	$207,851

	Year Ended
	December 31,
	2021	2020
Research and development	$144,905	$267,525
General and administrative	370,724	86,877
Total share-based compensation	$515,629	$354,402